Related Parties (Details) (USD $)	9 Months Ended		12 Months Ended		2 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Jul. 23, 2014
Related Party Transaction [Line Items]
Incentives - affiliate	$ 774,000	$ 746,000
Cost of operations - affiliate	3,911,000	478,000
Due to SunEdison and affiliates	1,507,000		82,051,000		1,507,000
Quarterly Distribution Rights, Level Two, Per Share	$ 0.3950				$ 0.3950
Quarterly Distribution Rights, Level Two, Percentage	85.00%				85.00%
Quarterly Distribution Rights, Level Three, Per Share	$ 0.4514				$ 0.4514
Quarterly Distribution Rights, Level Three	75.00%				75.00%
Quarterly Distribution Rights, Level One, Per Share	$ 0.3386				$ 0.3386
Quarterly Distribution Rights, Level Four, Percentage	50.00%				50.00%
Predecessor
Related Party Transaction [Line Items]
Incentives - affiliate			933,000	1,571,000
Cost of operations - affiliate			911,000	680,000
Due to SunEdison and affiliates			82,051,000	5,988,000
Incentive Distribution Rights
Related Party Transaction [Line Items]
Quarterly Distribution Rights, Level One, Percentage	15.00%				15.00%
Quarterly Distribution Rights, Level Two, Percentage	25.00%				25.00%
Quarterly Distribution Rights, Level Three	50.00%				50.00%
Quarterly Distribution Rights, Minimum Quarterly Distribution	$ 0.2257
Minimum Quarterly Distribution
Related Party Transaction [Line Items]
Quarterly Distribution Rights, Level One, Percentage	150.00%				150.00%
Quarterly Distribution Rights, Level Two, Percentage	175.00%				175.00%
Quarterly Distribution Rights, Level Three	200.00%				200.00%
Holders of Incentive Distribution Rights
Related Party Transaction [Line Items]
Quarterly Distribution Rights, Level Two, Percentage	15.00%				15.00%
Quarterly Distribution Rights, Level Three	25.00%				25.00%
Quarterly Distribution Rights, Level Four, Percentage	50.00%				50.00%
SunEdison
Related Party Transaction [Line Items]
Incentives - affiliate	774,000	746,000
SunEdison | Predecessor
Related Party Transaction [Line Items]
Incentives - affiliate			933,000	1,571,000
SunEdison | General Corporate Overhead
Related Party Transaction [Line Items]
Expenses allocated from SunEdison	8,800,000	3,600,000			5,100,000
SunEdison | General Corporate Overhead | Predecessor
Related Party Transaction [Line Items]
Expenses allocated from SunEdison			5,158,000	4,425,000
SunEdison | Management Services Agreement
Related Party Transaction [Line Items]
Management fee due to SunEdison						0
Management fee due to SunEdison in 2015-2017 (in percent of Terra LLC's cash available for distribution)						2.50%
SunEdison | Management Services Agreement | Maximum
Related Party Transaction [Line Items]
Management fee due to SunEdison in 2015 not to exceed						4,000,000
Management fee due to SunEdison in 2016 not to exceed						7,000,000
Management fee due to SunEdison in 2017 not to exceed						9,000,000
SunEdison | Interest Expense Paid by Parent
Related Party Transaction [Line Items]
Interest on loan to be paid by SunEdison not to exceed						48,000,000
Interest Expense, Related Party					1,500,000
Affiliated Entity | Predecessor
Related Party Transaction [Line Items]
Cost of operations - affiliate			$ 911,000	$ 680,000
SunEdison | Incentive Distribution Rights
Related Party Transaction [Line Items]
Quarterly Distribution Right Held, Percentage	100.00%				100.00%